Accumulated other comprehensive income - Summary of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance, beginning of period	$ 14,986	$ 17,904	$ 19,982	$ 19,360
Foreign currency translation gain/(loss), net of tax	4,165	(1,821)	(937)	(3,168)
Actuarial gain/(loss), net of tax	102	(48)	208	(156)
Balance, end of period	19,253	16,036	19,253	16,036
Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance, beginning of period	16,908	19,444	22,011	20,792
Foreign currency translation gain/(loss), net of tax	4,165	(1,821)	(937)	(3,168)
Balance, end of period	21,073	17,624	21,073	17,624
Defined Benefit Pension Plan
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance, beginning of period	(1,922)	(1,540)	(2,029)	(1,432)
Actuarial gain/(loss), net of tax	102	(48)	208	(156)
Balance, end of period	$ (1,821)	$ (1,588)	$ (1,821)	$ (1,588)